Segmented Reporting - Goodwill, Total Assets, and Total Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Goodwill	$ 244,957	$ 707,930
Total assets, continuing operations	2,322,335	3,731,574
Total liabilities, continuing operations	4,232,848	4,109,147
Operating segments | Concordia North America
Disclosure of operating segments [line items]
Goodwill	27,966	27,966
Total assets, continuing operations	543,530	827,758
Total liabilities, continuing operations	48,895	57,015
Operating segments | Concordia International
Disclosure of operating segments [line items]
Goodwill	216,991	679,964
Total assets, continuing operations	1,670,351	2,585,654
Total liabilities, continuing operations	373,166	454,394
Corporate
Disclosure of operating segments [line items]
Goodwill	0	0
Total assets, continuing operations	108,454	318,162
Total liabilities, continuing operations	$ 3,810,787	$ 3,597,738